Operating Segments (Tables)	3 Months Ended
Mar. 31, 2023
Segment Reporting Information [Line Items]
Schedule of Primary Operating Segments

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments effective September 2023 is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power
Dominion Energy Virginia	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
	Regulated electric generation fleet(1)	X	X
Dominion Energy South Carolina	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Regulated gas distribution and storage	X
Contracted Energy(2)	Nonregulated electric generation fleet(3)	X
(1)
Includes Virginia Power’s non-jurisdictional solar generation operations.
(2)
Includes renewable natural gas operations.
(3)
Includes solar generation facility development operations.

Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Dominion Energy’s operations:

	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
Three Months Ended March 31, 2023
Total revenue from external customers	$2,384	$844	$308	$347	$—	$3,883
Intersegment revenue	—	1	3	231	(235)	—
Total operating revenue	2,384	845	311	578	(235)	3,883
Net income from discontinued operations	—	—	—	281	—	281
Net income attributable to Dominion Energy	384	91	113	409	—	997
Three Months Ended March 31, 2022
Total revenue from external customers	$2,169	$798	$244	$(98)	$—	$3,113
Intersegment revenue	(4)	1	4	215	(216)	—
Total operating revenue	2,165	799	248	117	(216)	3,113
Net income from discontinued operations	—	—	—	411	—	411
Net income attributable to Dominion Energy	516	109	57	29	—	711

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Virginia Power’s operations:

	Dominion Energy Virginia	Corporate and Other	Consolidated Total
(millions)
Three Months Ended March 31, 2023
Operating revenue	$2,384	$—	$2,384
Net income (loss)	384	(31)	353
Three Months Ended March 31, 2022
Operating revenue	$2,165	$2	$2,167
Net income (loss)	516	(159)	357